Average Annual Total Returns	12 Months Ended
Aug. 31, 2014
Vanguard Consumer Discretionary Index Fund | Vanguard Consumer Discretionary Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	43.57%
Five Years	28.86%
Since Inception	9.26%
Inception Date	Jan. 26, 2004
Vanguard Consumer Discretionary Index Fund | Vanguard Consumer Discretionary Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	43.58%
Five Years	28.85%
Since Inception	9.69%
Inception Date	Jul. 14, 2005
Vanguard Consumer Staples Index Fund | Vanguard Consumer Staples Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	27.99%
Five Years	16.67%
Since Inception	10.39%
Inception Date	Jan. 26, 2004
Vanguard Consumer Staples Index Fund | Vanguard Consumer Staples Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	27.98%
Five Years	16.68%
Since Inception	10.43%
Inception Date	Jan. 30, 2004
Vanguard Energy Index Fund | Vanguard Energy Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	25.78%
Five Years	15.13%
Since Inception	12.28%
Inception Date	Sep. 23, 2004
Vanguard Energy Index Fund | Vanguard Energy Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	25.78%
Five Years	15.13%
Since Inception	11.64%
Inception Date	Oct. 07, 2004
Vanguard Extended Duration Treasury Index Fund | Vanguard Extended Duration Treasury Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(20.94%)
Five Years	(2.35%)
Since Inception	5.55%
Inception Date	Dec. 06, 2007
Vanguard Extended Duration Treasury Index Fund | Vanguard Extended Duration Treasury Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(21.28%)
Five Years	(2.42%)
Since Inception	5.15%
Inception Date	Nov. 28, 2007
Vanguard Financials Index Fund | Vanguard Financials Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	33.00%
Five Years	13.63%
Since Inception	0.92%
Inception Date	Jan. 26, 2004
Vanguard Financials Index Fund | Vanguard Financials Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	32.96%
Five Years	13.63%
Since Inception	1.08%
Inception Date	Feb. 04, 2004
Vanguard FTSE Social Index Fund | Vanguard FTSE Social Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	36.84%
Five Years	19.86%
Ten Years	5.90%
Inception Date	May 31, 2000
Vanguard FTSE Social Index Fund | Vanguard FTSE Social Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	37.09%
Five Years	20.02%
Ten Years	6.05%
Inception Date	Jan. 14, 2003
Vanguard Health Care Index Fund | Vanguard Health Care Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	42.67%
Five Years	19.37%
Since Inception	8.75%
Inception Date	Jan. 26, 2004
Vanguard Health Care Index Fund | Vanguard Health Care Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	42.68%
Five Years	19.37%
Since Inception	8.74%
Inception Date	Feb. 05, 2004
Vanguard Industrials Index Fund | Vanguard Industrials Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	41.93%
Five Years	20.38%
Since Inception	9.72%
Inception Date	Sep. 23, 2004
Vanguard Industrials Index Fund | Vanguard Industrials Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	41.92%
Five Years	20.38%
Since Inception	7.27%
Inception Date	May 08, 2006
Vanguard Information Technology Index Fund | Vanguard Information Technology Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	30.91%
Five Years	22.31%
Since Inception	6.61%
Inception Date	Jan. 26, 2004
Vanguard Information Technology Index Fund | Vanguard Information Technology Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	30.93%
Five Years	22.30%
Since Inception	7.89%
Inception Date	Mar. 25, 2004
Vanguard International Growth Fund | Vanguard International Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	22.95%
Five Years	15.84%
Ten Years	8.66%
Inception Date	Sep. 30, 1981
Vanguard International Growth Fund | Vanguard International Growth Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	23.12%
Five Years	16.01%
Ten Years	8.85%
Inception Date	Aug. 13, 2001
Vanguard Materials Index Fund | Vanguard Materials Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	24.92%
Five Years	20.12%
Since Inception	9.80%
Inception Date	Jan. 26, 2004
Vanguard Materials Index Fund | Vanguard Materials Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	24.94%
Five Years	20.12%
Since Inception	9.42%
Inception Date	Feb. 11, 2004
Vanguard Mega Cap Growth Index Fund | Vanguard Mega Cap Growth Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	32.48%
Five Years	19.93%
Since Inception	9.59%
Inception Date	Apr. 03, 2008
Vanguard Mega Cap Growth Index Fund | Vanguard Mega Cap Growth Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	32.48%
Five Years	19.91%
Since Inception	8.16%
Inception Date	Dec. 17, 2007
Vanguard Mega Cap Index Fund | Vanguard Mega Cap Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	32.14%
Five Years	17.54%
Since Inception	7.80%
Inception Date	Feb. 22, 2008
Vanguard Mega Cap Index Fund | Vanguard Mega Cap Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	32.11%
Five Years	17.51%
Since Inception	6.40%
Inception Date	Dec. 17, 2007
Vanguard Mega Cap Value Index Fund | Vanguard Mega Cap Value Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	32.17%
Five Years	15.21%
Since Inception	6.40%
Inception Date	Mar. 05, 2008
Vanguard Mega Cap Value Index Fund | Vanguard Mega Cap Value Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	32.12%
Five Years	15.19%
Since Inception	4.67%
Inception Date	Dec. 17, 2007
Vanguard Telecommunication Services Index Fund | Vanguard Telecommunication Services Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	24.32%
Five Years	17.05%
Since Inception	8.91%
Inception Date	Sep. 23, 2004
Vanguard Telecommunication Services Index Fund | Vanguard Telecommunication Services Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	24.33%
Five Years	17.06%
Since Inception	8.56%
Inception Date	Mar. 11, 2005
Vanguard U.S. Growth Fund | Vanguard U.S. Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	35.49%
Five Years	19.12%
Ten Years	7.12%
Inception Date	Jan. 06, 1959
Vanguard U.S. Growth Fund | Vanguard U.S. Growth Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	35.71%
Five Years	19.30%
Ten Years	7.32%
Inception Date	Aug. 13, 2001
Vanguard Utilities Index Fund | Vanguard Utilities Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	14.93%
Five Years	10.68%
Since Inception	9.03%
Inception Date	Jan. 26, 2004
Vanguard Utilities Index Fund | Vanguard Utilities Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	14.98%
Five Years	10.69%
Since Inception	9.23%
Inception Date	Apr. 28, 2004
Return After Taxes on Distributions | Vanguard Consumer Discretionary Index Fund | Vanguard Consumer Discretionary Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	43.28%
Five Years	28.62%
Since Inception	9.07%
Return After Taxes on Distributions | Vanguard Consumer Discretionary Index Fund | Vanguard Consumer Discretionary Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	43.28%
Five Years	28.61%
Since Inception	9.49%
Return After Taxes on Distributions | Vanguard Consumer Staples Index Fund | Vanguard Consumer Staples Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	27.33%
Five Years	16.20%
Since Inception	10.01%
Return After Taxes on Distributions | Vanguard Consumer Staples Index Fund | Vanguard Consumer Staples Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	27.31%
Five Years	16.20%
Since Inception	10.06%
Return After Taxes on Distributions | Vanguard Energy Index Fund | Vanguard Energy Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	25.25%
Five Years	14.83%
Since Inception	12.03%
Return After Taxes on Distributions | Vanguard Energy Index Fund | Vanguard Energy Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	25.25%
Five Years	14.82%
Since Inception	11.39%
Return After Taxes on Distributions | Vanguard Extended Duration Treasury Index Fund | Vanguard Extended Duration Treasury Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(22.30%)
Five Years	(4.85%)
Since Inception	3.10%
Return After Taxes on Distributions | Vanguard Extended Duration Treasury Index Fund | Vanguard Extended Duration Treasury Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(22.67%)
Five Years	(4.91%)
Since Inception	2.72%
Return After Taxes on Distributions | Vanguard Financials Index Fund | Vanguard Financials Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	32.18%
Five Years	13.14%
Since Inception	0.47%
Return After Taxes on Distributions | Vanguard Financials Index Fund | Vanguard Financials Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	32.15%
Five Years	13.14%
Since Inception	0.63%
Return After Taxes on Distributions | Vanguard FTSE Social Index Fund | Vanguard FTSE Social Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	36.41%
Five Years	19.62%
Ten Years	5.67%
Return After Taxes on Distributions | Vanguard FTSE Social Index Fund | Vanguard FTSE Social Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	36.63%
Five Years	19.76%
Ten Years	5.80%
Return After Taxes on Distributions | Vanguard Health Care Index Fund | Vanguard Health Care Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	42.29%
Five Years	19.04%
Since Inception	8.51%
Return After Taxes on Distributions | Vanguard Health Care Index Fund | Vanguard Health Care Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	42.29%
Five Years	19.03%
Since Inception	8.50%
Return After Taxes on Distributions | Vanguard Industrials Index Fund | Vanguard Industrials Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	41.57%
Five Years	20.08%
Since Inception	9.46%
Return After Taxes on Distributions | Vanguard Industrials Index Fund | Vanguard Industrials Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	41.55%
Five Years	20.08%
Since Inception	6.99%
Return After Taxes on Distributions | Vanguard Information Technology Index Fund | Vanguard Information Technology Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	30.58%
Five Years	22.13%
Since Inception	6.49%
Return After Taxes on Distributions | Vanguard Information Technology Index Fund | Vanguard Information Technology Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	30.59%
Five Years	22.13%
Since Inception	7.77%
Return After Taxes on Distributions | Vanguard International Growth Fund | Vanguard International Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	22.53%
Five Years	15.52%
Ten Years	7.80%
Return After Taxes on Distributions | Vanguard Materials Index Fund | Vanguard Materials Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	24.37%
Five Years	19.74%
Since Inception	9.46%
Return After Taxes on Distributions | Vanguard Materials Index Fund | Vanguard Materials Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	24.39%
Five Years	19.75%
Since Inception	9.09%
Return After Taxes on Distributions | Vanguard Mega Cap Growth Index Fund | Vanguard Mega Cap Growth Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	32.02%
Five Years	19.64%
Since Inception	9.33%
Return After Taxes on Distributions | Vanguard Mega Cap Growth Index Fund | Vanguard Mega Cap Growth Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	32.03%
Five Years	19.62%
Since Inception	7.91%
Return After Taxes on Distributions | Vanguard Mega Cap Index Fund | Vanguard Mega Cap Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	31.49%
Five Years	17.11%
Since Inception	7.41%
Return After Taxes on Distributions | Vanguard Mega Cap Index Fund | Vanguard Mega Cap Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	31.46%
Five Years	17.08%
Since Inception	6.04%
Return After Taxes on Distributions | Vanguard Mega Cap Value Index Fund | Vanguard Mega Cap Value Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	31.38%
Five Years	14.67%
Since Inception	5.90%
Return After Taxes on Distributions | Vanguard Mega Cap Value Index Fund | Vanguard Mega Cap Value Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	31.34%
Five Years	14.65%
Since Inception	4.20%
Return After Taxes on Distributions | Vanguard Telecommunication Services Index Fund | Vanguard Telecommunication Services Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	23.19%
Five Years	16.41%
Since Inception	8.41%
Return After Taxes on Distributions | Vanguard Telecommunication Services Index Fund | Vanguard Telecommunication Services Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	23.19%
Five Years	16.42%
Since Inception	8.05%
Return After Taxes on Distributions | Vanguard U.S. Growth Fund | Vanguard U.S. Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	35.36%
Five Years	19.03%
Ten Years	7.04%
Return After Taxes on Distributions | Vanguard Utilities Index Fund | Vanguard Utilities Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	13.90%
Five Years	9.96%
Since Inception	8.44%
Return After Taxes on Distributions | Vanguard Utilities Index Fund | Vanguard Utilities Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	13.94%
Five Years	9.97%
Since Inception	8.61%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Consumer Discretionary Index Fund | Vanguard Consumer Discretionary Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	24.89%
Five Years	24.11%
Since Inception	7.59%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Consumer Discretionary Index Fund | Vanguard Consumer Discretionary Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	24.90%
Five Years	24.10%
Since Inception	7.89%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Consumer Staples Index Fund | Vanguard Consumer Staples Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	16.38%
Five Years	13.58%
Since Inception	8.61%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Consumer Staples Index Fund | Vanguard Consumer Staples Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	16.38%
Five Years	13.58%
Since Inception	8.64%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Energy Index Fund | Vanguard Energy Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	15.00%
Five Years	12.27%
Since Inception	10.26%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Energy Index Fund | Vanguard Energy Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	15.01%
Five Years	12.27%
Since Inception	9.70%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Extended Duration Treasury Index Fund | Vanguard Extended Duration Treasury Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(11.58%)
Five Years	(2.52%)
Since Inception	3.54%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Extended Duration Treasury Index Fund | Vanguard Extended Duration Treasury Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(11.79%)
Five Years	(2.57%)
Since Inception	3.23%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Financials Index Fund | Vanguard Financials Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	18.93%
Five Years	10.83%
Since Inception	0.73%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Financials Index Fund | Vanguard Financials Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	18.91%
Five Years	10.83%
Since Inception	0.85%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard FTSE Social Index Fund | Vanguard FTSE Social Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	21.18%
Five Years	16.26%
Ten Years	4.76%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard FTSE Social Index Fund | Vanguard FTSE Social Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	21.35%
Five Years	16.41%
Ten Years	4.88%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Health Care Index Fund | Vanguard Health Care Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	24.46%
Five Years	15.83%
Since Inception	7.17%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Health Care Index Fund | Vanguard Health Care Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	24.46%
Five Years	15.83%
Since Inception	7.16%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Industrials Index Fund | Vanguard Industrials Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	24.02%
Five Years	16.72%
Since Inception	7.98%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Industrials Index Fund | Vanguard Industrials Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	24.01%
Five Years	16.71%
Since Inception	5.82%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Information Technology Index Fund | Vanguard Information Technology Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	17.76%
Five Years	18.39%
Since Inception	5.35%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Information Technology Index Fund | Vanguard Information Technology Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	17.76%
Five Years	18.38%
Since Inception	6.43%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard International Growth Fund | Vanguard International Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	13.34%
Five Years	12.88%
Ten Years	7.09%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Materials Index Fund | Vanguard Materials Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	14.54%
Five Years	16.53%
Since Inception	8.11%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Materials Index Fund | Vanguard Materials Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	14.55%
Five Years	16.53%
Since Inception	7.77%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Mega Cap Growth Index Fund | Vanguard Mega Cap Growth Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	18.69%
Five Years	16.30%
Since Inception	7.64%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Mega Cap Growth Index Fund | Vanguard Mega Cap Growth Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	18.69%
Five Years	16.29%
Since Inception	6.48%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Mega Cap Index Fund | Vanguard Mega Cap Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	18.64%
Five Years	14.26%
Since Inception	6.18%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Mega Cap Index Fund | Vanguard Mega Cap Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	18.61%
Five Years	14.24%
Since Inception	5.05%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Mega Cap Value Index Fund | Vanguard Mega Cap Value Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	18.76%
Five Years	12.29%
Since Inception	5.05%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Mega Cap Value Index Fund | Vanguard Mega Cap Value Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	18.72%
Five Years	12.27%
Since Inception	3.66%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Telecommunication Services Index Fund | Vanguard Telecommunication Services Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	14.66%
Five Years	13.92%
Since Inception	7.33%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Telecommunication Services Index Fund | Vanguard Telecommunication Services Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	14.66%
Five Years	13.92%
Since Inception	7.00%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard U.S. Growth Fund | Vanguard U.S. Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	20.19%
Five Years	15.62%
Ten Years	5.78%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Utilities Index Fund | Vanguard Utilities Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	9.26%
Five Years	8.61%
Since Inception	7.51%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Utilities Index Fund | Vanguard Utilities Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	9.28%
Five Years	8.62%
Since Inception	7.67%
Based on Market Value | Vanguard Consumer Discretionary Index Fund | Vanguard Consumer Discretionary Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	43.68%
Five Years	28.85%
Since Inception	9.26%
Based on Market Value | Vanguard Consumer Staples Index Fund | Vanguard Consumer Staples Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	28.00%
Five Years	16.65%
Since Inception	10.39%
Based on Market Value | Vanguard Energy Index Fund | Vanguard Energy Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	25.77%
Five Years	15.15%
Since Inception	12.28%
Based on Market Value | Vanguard Extended Duration Treasury Index Fund | Vanguard Extended Duration Treasury Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(19.81%)
Five Years	(2.18%)
Since Inception	5.73%
Based on Market Value | Vanguard Financials Index Fund | Vanguard Financials Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	32.84%
Five Years	13.58%
Since Inception	0.92%
Based on Market Value | Vanguard Health Care Index Fund | Vanguard Health Care Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	42.66%
Five Years	19.36%
Since Inception	8.75%
Based on Market Value | Vanguard Industrials Index Fund | Vanguard Industrials Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	41.91%
Five Years	20.36%
Since Inception	9.72%
Based on Market Value | Vanguard Information Technology Index Fund | Vanguard Information Technology Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	30.95%
Five Years	22.33%
Since Inception	6.62%
Based on Market Value | Vanguard Materials Index Fund | Vanguard Materials Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	24.88%
Five Years	20.11%
Since Inception	9.80%
Based on Market Value | Vanguard Mega Cap Growth Index Fund | Vanguard Mega Cap Growth Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	32.45%
Five Years	19.90%
Since Inception	8.16%
Based on Market Value | Vanguard Mega Cap Index Fund | Vanguard Mega Cap Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	32.14%
Five Years	17.47%
Since Inception	6.40%
Based on Market Value | Vanguard Mega Cap Value Index Fund | Vanguard Mega Cap Value Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	32.12%
Five Years	15.15%
Since Inception	4.67%
Based on Market Value | Vanguard Telecommunication Services Index Fund | Vanguard Telecommunication Services Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	24.27%
Five Years	16.99%
Since Inception	8.91%
Based on Market Value | Vanguard Utilities Index Fund | Vanguard Utilities Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	14.87%
Five Years	10.66%
Since Inception	9.03%
Standard & Poor's 500 Index | Vanguard U.S. Growth Fund | Vanguard U.S. Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	32.39%
Five Years	17.94%
Ten Years	7.41%
Standard & Poor's 500 Index | Vanguard U.S. Growth Fund | Vanguard U.S. Growth Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	32.39%
Five Years	17.94%
Ten Years	7.41%
Russell 1000 Growth Index | Vanguard U.S. Growth Fund | Vanguard U.S. Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	33.48%
Five Years	20.39%
Ten Years	7.83%
Russell 1000 Growth Index | Vanguard U.S. Growth Fund | Vanguard U.S. Growth Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	33.48%
Five Years	20.39%
Ten Years	7.83%
MSCI US Large Cap 300 Index | Vanguard Mega Cap Index Fund | Vanguard Mega Cap Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	32.07%
Five Years	17.59%
Since Inception	7.83%
MSCI US Large Cap 300 Index | Vanguard Mega Cap Index Fund | Vanguard Mega Cap Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	32.07%
Five Years	17.59%
Since Inception	6.47%
MSCI US Large Cap Value Index | Vanguard Mega Cap Value Index Fund | Vanguard Mega Cap Value Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	31.42%
Five Years	15.10%
Since Inception	6.29%
MSCI US Large Cap Value Index | Vanguard Mega Cap Value Index Fund | Vanguard Mega Cap Value Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	31.42%
Five Years	15.10%
Since Inception	4.60%
MSCI US Large Cap Growth Index | Vanguard Mega Cap Growth Index Fund | Vanguard Mega Cap Growth Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	32.59%
Five Years	20.03%
Since Inception	9.66%
MSCI US Large Cap Growth Index | Vanguard Mega Cap Growth Index Fund | Vanguard Mega Cap Growth Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	32.59%
Five Years	20.03%
Since Inception	8.26%
MSCI US IMI Energy | Vanguard Energy Index Fund | Vanguard Energy Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	25.72%
Five Years	14.28%
Since Inception	12.16%
MSCI US IMI Energy | Vanguard Energy Index Fund | Vanguard Energy Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	25.72%
Five Years	14.28%
Since Inception	11.51%
MSCI US IMI Consumer Discretionary | Vanguard Consumer Discretionary Index Fund | Vanguard Consumer Discretionary Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	43.75%
Five Years	29.05%
Since Inception	9.41%
MSCI US IMI Consumer Discretionary | Vanguard Consumer Discretionary Index Fund | Vanguard Consumer Discretionary Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	43.75%
Five Years	29.05%
Since Inception	9.85%
MSCI US IMI Consumer Staples | Vanguard Consumer Staples Index Fund | Vanguard Consumer Staples Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	27.43%
Five Years	16.35%
Since Inception	10.31%
MSCI US IMI Consumer Staples | Vanguard Consumer Staples Index Fund | Vanguard Consumer Staples Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	27.43%
Five Years	16.35%
Since Inception	10.37%
MSCI US IMI Financials | Vanguard Financials Index Fund | Vanguard Financials Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	33.14%
Five Years	13.65%
Since Inception	0.99%
MSCI US IMI Financials | Vanguard Financials Index Fund | Vanguard Financials Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	33.14%
Five Years	13.65%
Since Inception	1.16%
MSCI US IMI Health Care | Vanguard Health Care Index Fund | Vanguard Health Care Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	42.84%
Five Years	19.56%
Since Inception	8.95%
MSCI US IMI Health Care | Vanguard Health Care Index Fund | Vanguard Health Care Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	42.84%
Five Years	19.56%
Since Inception	8.96%
MSCI US IMI Industrials | Vanguard Industrials Index Fund | Vanguard Industrials Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	42.13%
Five Years	20.57%
Since Inception	9.69%
MSCI US IMI Industrials | Vanguard Industrials Index Fund | Vanguard Industrials Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	42.13%
Five Years	20.57%
Since Inception	7.43%
MSCI US IMI Information Technology | Vanguard Information Technology Index Fund | Vanguard Information Technology Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	31.09%
Five Years	22.50%
Since Inception	6.79%
MSCI US IMI Information Technology | Vanguard Information Technology Index Fund | Vanguard Information Technology Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	31.09%
Five Years	22.50%
Since Inception	8.08%
MSCI US IMI Materials | Vanguard Materials Index Fund | Vanguard Materials Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	24.99%
Five Years	20.29%
Since Inception	9.93%
MSCI US IMI Materials | Vanguard Materials Index Fund | Vanguard Materials Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	24.99%
Five Years	20.29%
Since Inception	9.56%
MSCI US IMI Telecommunication Services | Vanguard Telecommunication Services Index Fund | Vanguard Telecommunication Services Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	14.68%
Five Years	13.51%
Since Inception	7.93%
MSCI US IMI Telecommunication Services | Vanguard Telecommunication Services Index Fund | Vanguard Telecommunication Services Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	14.68%
Five Years	13.51%
Since Inception	7.93%
MSCI US IMI Utilities | Vanguard Utilities Index Fund | Vanguard Utilities Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	15.13%
Five Years	10.88%
Since Inception	9.24%
MSCI US IMI Utilities | Vanguard Utilities Index Fund | Vanguard Utilities Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	15.13%
Five Years	10.88%
Since Inception	9.45%
Spliced Social Index | Vanguard FTSE Social Index Fund | Vanguard FTSE Social Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	37.19%
Five Years	20.15%
Ten Years	6.12%
Spliced Social Index | Vanguard FTSE Social Index Fund | Vanguard FTSE Social Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	37.19%
Five Years	20.15%
Ten Years	6.12%
FTSE4Good US Select Index | Vanguard FTSE Social Index Fund | Vanguard FTSE Social Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	37.19%
Five Years	20.15%
Ten Years	none
FTSE4Good US Select Index | Vanguard FTSE Social Index Fund | Vanguard FTSE Social Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	37.19%
Five Years	20.15%
Ten Years	none
MSCI ACWI ex USA Index | Vanguard International Growth Fund | Vanguard International Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	15.29%
Five Years	12.81%
Ten Years	7.57%
MSCI ACWI ex USA Index | Vanguard International Growth Fund | Vanguard International Growth Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	15.29%
Five Years	12.81%
Ten Years	7.57%
Barclays U.S. Treasury STRIPS 20-30 Year Equal Par Bond Index | Vanguard Extended Duration Treasury Index Fund | Vanguard Extended Duration Treasury Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(20.54%)
Five Years	(1.81%)
Since Inception	6.04%
Barclays U.S. Treasury STRIPS 20-30 Year Equal Par Bond Index | Vanguard Extended Duration Treasury Index Fund | Vanguard Extended Duration Treasury Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(20.54%)
Five Years	(1.81%)
Since Inception	5.61%
MSCI US IMI Consumer Discretionary 25 50 | Vanguard Consumer Discretionary Index Fund | Vanguard Consumer Discretionary Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	43.75%
Five Years	none
MSCI US IMI Consumer Discretionary 25 50 | Vanguard Consumer Discretionary Index Fund | Vanguard Consumer Discretionary Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	43.75%
Five Years	none
MSCI US IMI Consumer Staples 25 50 | Vanguard Consumer Staples Index Fund | Vanguard Consumer Staples Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	28.18%
Five Years	none
MSCI US IMI Consumer Staples 25 50 | Vanguard Consumer Staples Index Fund | Vanguard Consumer Staples Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	28.18%
Five Years	none
MSCI US IMI Energy 25 50 | Vanguard Energy Index Fund | Vanguard Energy Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	25.93%
Five Years	none
MSCI US IMI Energy 25 50 | Vanguard Energy Index Fund | Vanguard Energy Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	25.93%
Five Years	none
MSCI US IMI Financials 25 50 | Vanguard Financials Index Fund | Vanguard Financials Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	33.14%
Five Years	none
MSCI US IMI Financials 25 50 | Vanguard Financials Index Fund | Vanguard Financials Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	33.14%
Five Years	none
MSCI US IMI Health Care 25 50 | Vanguard Health Care Index Fund | Vanguard Health Care Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	42.84%
Five Years	none
MSCI US IMI Health Care 25 50 | Vanguard Health Care Index Fund | Vanguard Health Care Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	42.84%
Five Years	none
MSCI US IMI Industrials 25 50 | Vanguard Industrials Index Fund | Vanguard Industrials Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	42.13%
Five Years	none
MSCI US IMI Industrials 25 50 | Vanguard Industrials Index Fund | Vanguard Industrials Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	42.13%
Five Years	none
MSCI US IMI Information Technology 25 50 | Vanguard Information Technology Index Fund | Vanguard Information Technology Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	31.09%
Five Years	none
MSCI US IMI Information Technology 25 50 | Vanguard Information Technology Index Fund | Vanguard Information Technology Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	31.09%
Five Years	none
MSCI US IMI Materials 25 50 | Vanguard Materials Index Fund | Vanguard Materials Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	24.99%
Five Years	none
MSCI US IMI Materials 25 50 | Vanguard Materials Index Fund | Vanguard Materials Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	24.99%
Five Years	none
MSCI US IMI Telecommunication Services 25 50 | Vanguard Telecommunication Services Index Fund | Vanguard Telecommunication Services Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	24.12%
Five Years	none
MSCI US IMI Telecommunication Services 25 50 | Vanguard Telecommunication Services Index Fund | Vanguard Telecommunication Services Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	24.12%
Five Years	none
MSCI US IMI Utilities 25 50 | Vanguard Utilities Index Fund | Vanguard Utilities Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	15.13%
Five Years	none
MSCI US IMI Utilities 25 50 | Vanguard Utilities Index Fund | Vanguard Utilities Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	15.13%
Five Years	none
Spliced US IMI Consumer Discretionary 25 50 | Vanguard Consumer Discretionary Index Fund | Vanguard Consumer Discretionary Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	43.75%
Five Years	29.05%
Since Inception	9.41%
Spliced US IMI Consumer Discretionary 25 50 | Vanguard Consumer Discretionary Index Fund | Vanguard Consumer Discretionary Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	43.75%
Five Years	29.05%
Since Inception	9.85%
Spliced US IMI Consumer Staples 25 50 | Vanguard Consumer Staples Index Fund | Vanguard Consumer Staples Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	28.18%
Five Years	16.52%
Since Inception	10.39%
Spliced US IMI Consumer Staples 25 50 | Vanguard Consumer Staples Index Fund | Vanguard Consumer Staples Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	28.18%
Five Years	16.52%
Since Inception	10.45%
Spliced US IMI Energy 25 50 | Vanguard Energy Index Fund | Vanguard Energy Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	25.93%
Five Years	14.21%
Since Inception	12.13%
Spliced US IMI Energy 25 50 | Vanguard Energy Index Fund | Vanguard Energy Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	25.93%
Five Years	14.21%
Since Inception	11.47%
Spliced US IMI Financials 25 50 | Vanguard Financials Index Fund | Vanguard Financials Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	33.14%
Five Years	13.65%
Since Inception	0.99%
Spliced US IMI Financials 25 50 | Vanguard Financials Index Fund | Vanguard Financials Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	33.14%
Five Years	13.65%
Since Inception	1.16%
Spliced US IMI Health Care 25 50 | Vanguard Health Care Index Fund | Vanguard Health Care Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	42.84%
Five Years	19.56%
Since Inception	8.95%
Spliced US IMI Health Care 25 50 | Vanguard Health Care Index Fund | Vanguard Health Care Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	42.84%
Five Years	19.56%
Since Inception	8.96%
Spliced US IMI Industrials 25 50 | Vanguard Industrials Index Fund | Vanguard Industrials Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	42.13%
Five Years	20.57%
Since Inception	9.69%
Spliced US IMI Industrials 25 50 | Vanguard Industrials Index Fund | Vanguard Industrials Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	42.13%
Five Years	20.57%
Since Inception	7.43%
Spliced US IMI Information Technology 25 50 | Vanguard Information Technology Index Fund | Vanguard Information Technology Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	31.09%
Five Years	22.53%
Since Inception	6.80%
Spliced US IMI Information Technology 25 50 | Vanguard Information Technology Index Fund | Vanguard Information Technology Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	31.09%
Five Years	22.53%
Since Inception	8.10%
Spliced US IMI Materials 25 50 | Vanguard Materials Index Fund | Vanguard Materials Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	24.99%
Five Years	20.29%
Since Inception	9.93%
Spliced US IMI Materials 25 50 | Vanguard Materials Index Fund | Vanguard Materials Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	24.99%
Five Years	20.29%
Since Inception	9.56%
Spliced US IMI Telecommunication Services 25 50 | Vanguard Telecommunication Services Index Fund | Vanguard Telecommunication Services Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	24.12%
Five Years	13.41%
Since Inception	7.88%
Spliced US IMI Telecommunication Services 25 50 | Vanguard Telecommunication Services Index Fund | Vanguard Telecommunication Services Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	24.12%
Five Years	13.41%
Since Inception	7.87%
Spliced US IMI Utilities 25 50 | Vanguard Utilities Index Fund | Vanguard Utilities Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	15.13%
Five Years	10.88%
Since Inception	9.24%
Spliced US IMI Utilities 25 50 | Vanguard Utilities Index Fund | Vanguard Utilities Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	15.13%
Five Years	10.88%
Since Inception	9.45%
Spliced International Index | Vanguard International Growth Fund | Vanguard International Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	15.29%
Five Years	10.62%
Ten Years	6.04%
Spliced International Index | Vanguard International Growth Fund | Vanguard International Growth Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	15.29%
Five Years	10.62%
Ten Years	6.04%
Dow Jones U.S. Total Stock Market Float Adjusted Index | Vanguard FTSE Social Index Fund | Vanguard FTSE Social Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	33.47%
Five Years	18.86%
Ten Years	8.09%
Dow Jones U.S. Total Stock Market Float Adjusted Index | Vanguard FTSE Social Index Fund | Vanguard FTSE Social Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	33.47%
Five Years	18.86%
Ten Years	8.09%
CRSP US Mega Cap Index | Vanguard Mega Cap Index Fund | Vanguard Mega Cap Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	32.20%
Five Years	none
CRSP US Mega Cap Index | Vanguard Mega Cap Index Fund | Vanguard Mega Cap Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	32.20%
Five Years	none
CRSP US Mega Cap Growth Index | Vanguard Mega Cap Growth Index Fund | Vanguard Mega Cap Growth Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	31.26%
Five Years	none
CRSP US Mega Cap Growth Index | Vanguard Mega Cap Growth Index Fund | Vanguard Mega Cap Growth Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	31.26%
Five Years	none
CRSP US Mega Cap Value Index | Vanguard Mega Cap Value Index Fund | Vanguard Mega Cap Value Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	32.71%
Five Years	none
CRSP US Mega Cap Value Index | Vanguard Mega Cap Value Index Fund | Vanguard Mega Cap Value Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	32.71%
Five Years	none
Spliced Mega Cap Index | Vanguard Mega Cap Index Fund | Vanguard Mega Cap Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	32.23%
Five Years	17.62%
Since Inception	7.85%
Spliced Mega Cap Index | Vanguard Mega Cap Index Fund | Vanguard Mega Cap Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	32.23%
Five Years	17.62%
Since Inception	6.49%
Spliced Mega Cap Growth Index | Vanguard Mega Cap Growth Index Fund | Vanguard Mega Cap Growth Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	32.64%
Five Years	20.04%
Since Inception	9.67%
Spliced Mega Cap Growth Index | Vanguard Mega Cap Growth Index Fund | Vanguard Mega Cap Growth Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	32.64%
Five Years	20.04%
Since Inception	8.26%
Spliced Mega Cap Value Index | Vanguard Mega Cap Value Index Fund | Vanguard Mega Cap Value Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	32.28%
Five Years	15.25%
Since Inception	6.41%
Spliced Mega Cap Value Index | Vanguard Mega Cap Value Index Fund | Vanguard Mega Cap Value Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	32.28%
Five Years	15.25%
Since Inception	4.71%